Income Taxes Components (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of Income From Continuing Operations Before Income Taxes
U.S.	$ 728.3	$ 531.8	$ 670.2
Non-U.S.	377.4	348.6	422.7
Income from Continuing Operations Before Provision for Income Taxes	1,105.7	880.4	1,092.9
Current Income Tax Provision
Federal	232.7	172.1	166.0
Non-U.S.	104.5	104.4	81.5
State	33.3	20.7	32.8
Total Current Income Tax Provision	370.5	297.2	280.3
Deferred Income Tax Provision (Benefit)
Federal	(169.5)	(142.9)	(51.6)
Non-U.S.	(68.3)	(83.3)	(63.0)
State	(24.0)	(13.8)	(26.8)
Total Deferred Income Tax Provision (Benefit)	(261.8)	(240.0)	(141.4)
Provision for Income Taxes	108.7	57.2	138.9
Discontinued Operation, Tax Effect of Discontinued Operations	24.3	18.0	17.2
Total Tax Provision in the Statement of Income	133.0	75.2	156.1
Excess income tax benefits from stock-based compensation plans recognized in equity	$ 10.9	$ (1.6)	$ 25.1